CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Parent	Capital in Excess of par Value	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total Stockholders' Equity	Non-controlling Interest	Successor	Successor Parent	Successor Tronox Incorporated	Successor Capital in Excess of par Value	Successor Capital in Excess of par Value Parent	Successor Capital in Excess of par Value Tronox Incorporated	Successor Retained Earnings	Successor Retained Earnings Parent	Successor Accumulated Other Comprehensive Income (Loss)	Successor Accumulated Other Comprehensive Income (Loss) Parent	Successor Treasury Stock	Successor Treasury Stock Parent	Successor Treasury Stock Tronox Incorporated	Successor Total Stockholders' Equity	Successor Total Stockholders' Equity Parent	Successor Total Stockholders' Equity Tronox Incorporated	Successor Non-controlling Interest	Successor Non-controlling Interest Parent	Predecessor	Predecessor Parent	Predecessor Capital in Excess of par Value	Predecessor Retained Earnings	Predecessor Accumulated Other Comprehensive Income (Loss)	Predecessor Treasury Stock	Class A common stock	Class A common stock Successor	Class A common stock Successor Parent	Class B common stock	Common Stock [Member]
Beginning Balance at Dec. 31, 2009																											$ (613)		$ 496	$ (1,134)	$ 32	$ (7)
Net income																											6			6
Net income																											6
Fresh-start reporting adjustments:
Other comprehensive income																											(23)				(23)
Ending Balance at Dec. 31, 2010																											(630)			(1,128)	9
Net income																											631
Net income	631																										631
Fresh-start reporting adjustments:
Other comprehensive income
Ending Balance at Jan. 31, 2011
Beginning Balance at Dec. 31, 2010									564			564															(630)		496	(1,128)	9	(7)
Net income																											631			631
Net income									242						242
Fresh-start reporting adjustments:
Elimination of predecessor shares, capital in excess of par value, and accumulated deficit																											(1)		(496)	497	(9)	7
Issuance of new shares																											564		564
Other comprehensive income									(57)								(57)
Shares withheld for claims									(7)										(7)
Warrants exercised									1			1
Issuance of Tronox Limited shares																											564		564
Share-based compensation									9			14							(5)
Ending Balance at Dec. 31, 2011									752			579			242		(57)		(12)	(12)							564		564
Beginning Balance at Jan. 31, 2011
Net income									242
Net income									242
Fresh-start reporting adjustments:
Other comprehensive income									(57)
Ending Balance at Dec. 31, 2011			579	242	(57)	(12)	752		752	752										(12)
Net income	86
Net income	86			86			86
Fresh-start reporting adjustments:
Other comprehensive income	7				7		7
Share-based compensation			4			(1)	3
Warrants exercised
Ending Balance at Mar. 31, 2012			583	328	(50)	(13)	848
Beginning Balance at Dec. 31, 2011			579	242			752		752	752			579			242		(57)		(12)			752
Net income									1,133	(45)
Net income	1,133			1,134			1,134	(1)	1,134	(45)
Fair value of noncontrolling interest on Transaction Date										233																233
Fresh-start reporting adjustments:
Issuance of new shares										1,370			1,370										1,370
Shares purchased for the Employee Participation Plan	(15)		(15)				(15)
Other comprehensive income									(38)	(37)								(38)					(38)			1
Merger consideration paid										(193)			(193)										(193)
Issuance of Tronox Limited shares										1,370			1,370										1,370
Share-based compensation										5	20		5	27							(7)		5	20
Issuance of Tronox Limited shares in share-split																(1)																			1
Tronox Incorporated common shares vested/cancelled														(19)							19
Warrants exercised	1		1				1
Class A and Class B dividend declared									(60)	(61)						(61)							(61)
Tronox Limited Class A shares repurchased										(326)			(326)										(326)
Ending Balance at Dec. 31, 2012	2,882		1,429	1,314	(95)		2,649	233	2,882	4,513		1,429			1,314		(95)					2,649			233								1	1
Net income	(45)	(57)		(57)			(57)	12
Net income	(57)	(57)
Fresh-start reporting adjustments:
Other comprehensive income	(118)				(90)		(90)	(28)
Share-based compensation	5		5				5
Warrants exercised	1		1				1
Class A and Class B dividend declared	(29)			(29)			(29)
Ending Balance at Mar. 31, 2013	$ 2,696	$ 4,432	$ 1,435	$ 1,228	$ (185)		$ 2,479	$ 217																									$ 1